5. FINANCIAL RISK MANAGEMENT (Details) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	$ 9,639,775	$ 12,264,219	$ 7,950,244
Sensibility analysis by currency, effect on net income 10% Appreciation	(9,639,775)	(12,264,219)	(7,950,244)
United States Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	4,521,190	5,546,444	3,040,695
Sensibility analysis by currency, effect on net income 10% Appreciation	(4,521,190)	(5,546,444)	(3,040,695)
Pound Sterling
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	2,378,051	3,314,911	2,322,687
Sensibility analysis by currency, effect on net income 10% Appreciation	(2,378,051)	(3,314,911)	(2,322,687)
Euro
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	821,841	1,003,488	804,704
Sensibility analysis by currency, effect on net income 10% Appreciation	(821,841)	(1,003,488)	(804,704)
Canadian Dollar
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	532,513	517,643	355,127
Sensibility analysis by currency, effect on net income 10% Appreciation	(532,513)	(517,643)	(355,127)
Brazilian Real
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	1,632,212	1,806,479	1,360,232
Sensibility analysis by currency, effect on net income 10% Appreciation	(1,632,212)	(1,806,479)	(1,360,232)
Swedish Crown
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	537,615	514,287	427,269
Sensibility analysis by currency, effect on net income 10% Appreciation	(537,615)	(514,287)	(427,269)
Norwegian Crown
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	184,215	181,236	117,536
Sensibility analysis by currency, effect on net income 10% Appreciation	(184,215)	(181,236)	(117,536)
Mexican Peso
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	470,730	454,061	312,503
Sensibility analysis by currency, effect on net income 10% Appreciation	(470,730)	(454,061)	(312,503)
Argentine Peso
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Sensibility analysis by currency, effect on net income 10% Depreciation	(1,438,592)	(1,074,330)	(790,509)
Sensibility analysis by currency, effect on net income 10% Appreciation	$ 1,438,592	$ 1,074,330	$ 790,509